Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accrued and other liabilities:
Payroll and welfare	$ 30,323	$ 33,786
Marketing expenses	43,664	40,968
Payroll withholding taxes	3,547	3,547
Sales rebates	40,434	31,598
Professional fees	4,559	4,255
VAT and other tax payable	68,714	35,728
Payable to other service providers	731	1,457
Amounts due to users	22,026	21,203
Others	6,982	7,600
Total accrued and other liabilities	$ 220,980	$ 180,142